Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,288,000
Previously Paid Amount	0.00
Total Fee Amount	373.06
Total Offset Amount	0.00
Net Fee	373.06
Narrative - Max Aggregate Offering Price	$ 4,288,000
Final Prospectus	true